EQUIPMENT SUBJECT TO OPERATING LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Months	Dec. 31, 2010
Equipment subject to operating leases
Initial noncancellable lease terms, maximum (in months)	84
Rental income from assets
Rental income from assets subject to operating leases	$ 20	$ 9
Future minimum lease payments to be received under noncancellable operating leases
2012	17.0
2013	8.6
2014	4.3
2015	1.9
2016	1.7
Thereafter	0
Total future minimum lease payments to be received	33.5
Property Subject to Operating Lease [Member]
Equipment subject to operating leases
Net book value of equipment subject to operating leases	64	68
Accumulated depreciation	$ 33	$ 33